Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
Leases
Note 4: Leases
In February 2016, the FASB issued ASU
2016-02:
Leases (Topic 842). This ASU requires a lessee to recognize a right-of-use
asset and a lease liability on its balance sheet for most operating leases. ASU
2016-02
is effective for annual and interim periods beginning after December 15, 2018, including interim periods within those fiscal years. In July 2018, the FASB issued ASU
2018-11,
Leases (Topic 842): Targeted Improvements, which provides companies with an additional optional transition method to apply the new standard to leases in effect at the adoption date through a cumulative effect adjustment. The Company adopted the new lease standard as of January 1, 2021 using the modified retrospective transition method.
The Company elected the package of practical expedients referenced in ASU
2016-02,
which permits companies to retain original lease identification and classification without reassessing initial direct costs for existing leases. The Company also elected the practical expedient that exempts leases with an initial lease term of twelve months or less, as well as the practical expedient that allows companies to select, by class of underlying asset, not to separate lease and non-lease
components. Adoption of this standard resulted in the recognition of a right-of-use
asset and a lease liability on the Company’s January 1, 2021 Consolidated Balance Sheet of $1,560,000 and $1,559,000 respectively. There was no material impact on the Company’s Condensed Consolidated Statement of Operations and Comprehensive Loss.
The Company has operating leases for real estate (primarily office space) and certain equipment with various expiration dates. The Company also has one finance lease for certain equipment. Rent expense was $140,000 and $78,000, for the three months ended June 30, 2022 and 2021, respectively. For the six months ended June 30, 2022 and 2021, the Company’s rent expense was $229,000 and $221,000, respectively.
The following table summarizes the classification of operating and finance lease assets and obligations in the Company’s Condensed Consolidated Balance Sheets as of June 30, 2022 and December 31, 2021 (in thousands):

	June 30, 2022	December 31, 2021
Operating leases:
Right of use assets	$1,876	$1,139

Operating lease liabilities, current	$343	$235
Operating lease liabilities, noncurrent	1,551	985

Total operating lease liabilities	$1,894	$1,220

Finance leases:
Right of use assets	$86	$102

Finance lease liabilities, current	$34	$32
Finance lease liabilities, noncurrent	66	82

Total finance lease liabilities	$100	$114

Maturities of lease liabilities for the Company’s operating and finance leases are as follows as of June 30, 2022 (in thousands):

	Operating Leases	Finance Leases	Total
2022 (remaining six months)	242	20	262
2023	494	40	534
2024	507	40	547
2025	507	10	517
2026	421	—	421
Thereafter	119	—	119

Total lease payments	2,290	110	2,400
Less: imputed interest	(396)	(10)	(406)

Present value of lease liabilities	$1,894	$100	$1,994

The weighted average remaining lease term for operating leases is 4.5 years, and 2.8 years for the finance lease. The weighted average discount rate is 8.5%.

Note 4: Leases
In February 2016, the FASB issued ASU
2016-02:
Leases (Topic 842). This ASU requires a lessee to recognize a right-of-use
asset and a lease liability on its balance sheet for most operating leases. ASU
2016-02
is effective for annual and interim periods beginning after December 15, 2018, including interim periods within those fiscal years. In July 2018, the FASB issued ASU
2018-11,
Leases (Topic 842): Targeted Improvements, which provides companies with an additional optional transition method to apply the new standard to leases in effect at the adoption date through a cumulative effect adjustment. The Company adopted the new lease standard as of January 1, 2021 using the modified retrospective transition method.
The Company elected the package of practical expedients referenced in ASU
2016-02,
which permits companies to retain original lease identification and classification without reassessing initial direct costs for existing leases. The Company also elected the practical expedient that exempts leases with an initial lease term of 12 months or less, as well as the practical expedient that allows companies to select, by class of underlying asset, not to separate lease and
non-lease
components. Adoption of this standard resulted in the recognition of a right-of-use
asset and a lease liability on the Company’s January 1, 2021 Consolidated Balance Sheet of $1,560,000 and $1,559,000 respectively. There was no material impact on the Company’s Consolidated Statement of Comprehensive Loss.
The Company has operating leases for real estate (primarily office space) and certain equipment with various expiration dates. The Company also has one finance lease for certain equipment. Rent expense was $434,000 and $314,000, for the years ended December 31, 2021 and 2020, respectively.
The following table summarizes the classification of operating and finance lease assets and obligations in the Company’s Consolidated Balance Sheets as of December 31, 2021 and December 31, 2020 (in thousands):

	December 31, 2021	December 31, 2020
Operating leases:
Right of use assets	$1,139	$1,415

Operating lease liabilities, current	$235	$195
Operating lease liabilities, noncurrent	985	1,219

Total operating lease liabilities	$1,220	$1,414

Finance leases:
Right of use assets	$102	$145

Finance lease liabilities, current	$32	$30
Finance lease liabilities, noncurrent	82	115

Total finance lease liabilities	$114	$145

Maturities of lease liabilities for the Company’s operating and finance leases are as follows for the year ending December 31, 2021 (in thousands):

	Operating Leases	Finance Leases	Total
2022	$326	$40	$366
2023	332	40	372
2024	341	40	381
2025	282	7	289
2026	180	—	180
Thereafter	—	—	—

Total lease payments	1,461	127	1,588
Less: imputed interest	(241)	(13)	(254)

Present value of lease liabilities	$1,220	$114	$1,334

The weighted average remaining lease term for operating leases is 4.4 years, and 3.3 years for the finance lease. The weighted average discount rate is 8.5%.